Principal subsidiaries, investments in associates and joint ventures	12 Months Ended
Dec. 31, 2021
Principal subsidiaries, investments in associates and joint ventures [abstract]
Principal subsidiaries, investments in associates and joint ventures
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Principal subsidiaries, investments in associates and joint ventures
For the majority of ING’s principal subsidiaries, ING Groep N.V.

has control because it either directly or indirectly
owns more than half of the voting power. For subsidiaries in which the interest held is below 50%, control exists based on the combination of ING’s financial interest and its rights from other contractual arrangements which result in control over the operating and financial policies of the entity.
For each of the subsidiaries listed, the voting rights held equal the proportion of ownership interest and
consolidation by ING is based on the majority of ownership.
For the principal investments in associates and joint ventures ING Group has significant influence but not control.
Significant influence generally results from a shareholding of between 20 % and 50 % of the voting rights, but also the ability to participate in the financial and operating policies through situations including, but not limited to
one or more of the following:
◾ Representation on the board of directors;
◾ Participation in the policymaking process; and
◾ Interchange of managerial personnel.
The principal subsidiaries, investments in associates and joint ventures of ING Groep N.V.

and their statutory
place of incorporation or primary place of business

are as follows:
Principal subsidiaries, investments in associates and joint ventures
Proportion of ownership
and interest held
by the group
2021 2020
Subsidiary

Statutory place of
Incorporation Country of operation
ING Bank N.V.
Amsterdam the Netherlands
100% 100%
Bank Mendes Gans N.V.
Amsterdam the Netherlands
100% 100%
ING Belgium S.A./N.V.
Brussels Belgium
100% 100%
ING Luxembourg S.A.
Luxembourg City Luxembourg
100% 100%
ING-DiBa AG
Frankfurt am Main Germany
100% 100%
ING Bank Slaski S.A. 1
Katowice Poland
75% 75%
ING Financial Holdings Corporation
Delaware United States of America
100% 100%
ING Bank A.S.
Istanbul Turkey
100% 100%
ING Bank (Australia) Ltd
Sydney Australia
100% 100%
ING Commercial Finance B.V.
Amsterdam the Netherlands
100% 100%
ING Groenbank N.V.
Amsterdam the Netherlands
100% 100%
Investments in associates and joint ventures
TMBThanachart Bank Public Company Ltd
2
Bangkok Thailand
23% 23%
1 The shares of the non-controlling interest stake of 25 % are listed on the Warsaw Stock Exchange, for summarised financial information we refer to ‘Note 36 ‘Information on geographical areas.
2 Reference is made to Note 8 Investments in Associates and Joint Ventures.